Fair Value Measurements - Schedule of Investment Agreement Derivative (Details) - EVOLUTION METALS LLC [Member]	Mar. 31, 2025	Dec. 31, 2024	Oct. 31, 2024	Jul. 31, 2024	Jul. 18, 2024
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
July Investment Agreement Derivative	0.25	0.5			0.95
CPU Share Allocation Obligations	0.25	0.5	0.68	0.92
Measurement Input, Expected Term [Member] | Convertible Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
CPU Share Allocation Obligations	0.5
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
July Investment Agreement Derivative	4.2	4.2			4.9
CPU Share Allocation Obligations	4.33	4.2	4.3	4.8
Measurement Input, Risk Free Interest Rate [Member] | Convertible Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
CPU Share Allocation Obligations	4.2
CCC credit rating [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
July Investment Agreement Derivative	10.8	8.7			19.4
Present value factor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
July Investment Agreement Derivative	0.99	0.98
CPU Share Allocation Obligations	0.99	0.98	0.97	0.96
Present value factor [Member] | Convertible Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
CPU Share Allocation Obligations	0.98	0.98
Probability of Business Combination close [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
July Investment Agreement Derivative	60	60			60
CPU Share Allocation Obligations	60	60	60	60
Probability of Business Combination close [Member] | Convertible Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
CPU Share Allocation Obligations	60	60
Expected Company fully diluted ownership of New EM [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
July Investment Agreement Derivative	71.3	71.3			71.3
CPU Share Allocation Obligations	71.3	71.3	71.3	71.3
Expected Company fully diluted ownership of New EM [Member] | Convertible Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
CPU Share Allocation Obligations	71.3	71.3
Additional share allocation percentages [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
July Investment Agreement Derivative	10	10			10
CPU Share Allocation Obligations	1.8	4.75	2	1
Additional share allocation percentages [Member] | Convertible Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
CPU Share Allocation Obligations	4.75	1.75